Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Taxation
Schedule of income tax (benefit) expense

	For the six months ended
	June 30,
	2021	2022
Current tax	—	—
Deferred tax	516	—
Income tax expenses	516	—

Schedule of reconciliation of the differences between the statutory income tax rate

	For the six months ended
	June 30,
	2021	2022
	%	%
Statutory income tax rate of the PRC	25.0	25.0
Permanent differences	(1.2)	1.1
Change in valuation allowance	(16.8)	(24.1)
Effect of preferential tax rate	(3.8)	(0.8)
Others	(5.4)	(1.2)
Effective income tax rate	(2.2)	—